Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the “Registrant”) (1933 Act File No. 2-27962) certifies (a) that the forms of prospectus and statement of additional information dated May 1, 2016 used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 162 (“Amendment No. 162”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 162 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-16-002411) on April 28, 2016.

Eaton Vance Dividend Builder Fund

Eaton Vance Global Small-Cap Fund

Eaton Vance Growth Fund

Eaton Vance Large-Cap Value Fund

Eaton Vance Real Estate Fund

Eaton Vance Small-Cap Fund

Eaton Vance Special Equities Fund

Parametric Absolute Return Fund

Eaton Vance Balanced Fund

Eaton Vance Commodity Strategy Fund

Eaton Vance Core Bond Fund

Eaton Vance Greater India Fund

EATON VANCE SPECIAL INVESTMENT TRUST

By:  /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: May 2, 2016